Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
3/31/2021	$ 1,664
3/31/2022	767
3/31/2023	235
Total minimum annual rental payments, under non-cancelable lease agreements	$ 2,666